Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Current Assets [Text Block]
D.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2019	2018
Prepaid insurance	$250	$224
Deferred direct contract acquisition costs	805	—
Prepaid offering costs	266	—
Other prepaid expenses and current assets	231	1,688

Total prepaid expenses and other current assets	$1,552	$1,912